Document And Entity Information	Sep. 01, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Document Period End Date	Sep. 01, 2026
Entity Registrant Name	Nuburu, Inc.
Entity Central Index Key	0001814215
Entity Emerging Growth Company	false
Entity File Number	001-39489
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	85-1288435
Entity Address, Address Line One	44 Cook Street
Entity Address, Address Line Two	Suite 100
Entity Address, City or Town	Denver
Entity Address, State or Province	CO
Entity Address, Postal Zip Code	80206
City Area Code	(303)
Local Phone Number	780-7389
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.0001 per share
Trading Symbol	BURU
Security Exchange Name	NYSEAMER